Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current period income tax	$ 34	$ 3
Withholding tax	1,537	378
Adjustment for prior periods	0	0
Total current tax expense	1,571	381
Origination and reversal of temporary differences	(13,227)	(10,002)
Adjustments for prior periods	(1,922)	395
Change in unrecognized deductible temporary differences	15,149	9,607
Total deferred tax expense	0	0
Total income tax expense	$ 1,571	$ 381